Contingent Transactions - Summary of Contingent Transactions (Parenthetical) (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 1,832,066	$ 1,887,880	$ 1,661,495
ECL amount	179,166,463	195,864,678
12-month expected credit losses [member]
Disclosure of contingent liabilities [line items]
ECL amount	10,730
Guarantees granted [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	940,990	656,323	822,668
Overdraft and unused agreed commitments [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	634,288	1,098,271	537,924
Contingent liability for other contingencies [member] | Guarantees granted [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	166,650	282,263	292,940
Contingent liability for other contingencies [member] | Overdraft and unused agreed commitments [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 221,220	$ 720,726	$ 185,984